Annual Operating Expenses {- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-10 - Mid Cap Portfolio	Apr. 30, 2022
VIP Mid Cap Portfolio-Initial VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.61%
VIP Mid Cap Portfolio-Service VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual operating expenses	0.71%
VIP Mid Cap Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.86%